Additional Information - Summary of Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	$ 2,302	$ 2,988	$ 2,875
Proved properties	70,602	64,736	40,869
Total costs	72,904	67,724	43,744
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(31,542)	(26,844)	(24,696)
Net capitalised costs	41,362	40,880	19,048
Australia [member]
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	1,193	1,154	1,172
Proved properties	52,563	49,190	38,352
Total costs	53,756	50,344	39,524
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(27,548)	(24,353)	(22,738)
Net capitalised costs	26,208	25,991	16,786
International [member]
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	1,109	1,834	1,703
Proved properties	18,039	15,546	2,517
Total costs	19,148	17,380	4,220
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(3,994)	(2,491)	(1,958)
Net capitalised costs	$ 15,154	$ 14,889	$ 2,262